Investment Property - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Rental income from investment property	₩ 5,036
Investment Property	23,034	₩ 0
At Fair Value Member
Disclosure of detailed information about investment property [line items]
Investment Property	₩ 66,128